UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03872

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

August 31, 2026

Short-Intermediate Municipal Bond Fund

Investor Class (PRFSX)

This semi-annual shareholder report contains important information about Short-Intermediate Municipal Bond Fund (the "fund") for the period of March 1, 2026 to August 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Intermediate Municipal Bond Fund - Investor Class	$23	0.46%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$1,177,997
Number of Portfolio Holdings	536
Table Summary

Portfolio Turnover Rate	27.0%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
Texas	12.4%
New York	10.5
Alabama	8.1
Puerto Rico	6.0
Virginia	5.1
Colorado	5.0
Illinois	4.5
California	3.9
Florida	3.2
Other	41.3

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	19.9%
Transportation	16.8
Housing	14.7
General Obligations - State	7.2
Education	5.8
Special Tax	5.3
Industrial & Pollution Control	5.3
General Obligations - Local	4.9
Electric	3.4
Other	16.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F56-053 10/26

Short-Intermediate Municipal Bond Fund

Investor Class (PRFSX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

August 31, 2026

Short-Intermediate Municipal Bond Fund

Advisor Class (PATIX)

This semi-annual shareholder report contains important information about Short-Intermediate Municipal Bond Fund (the "fund") for the period of March 1, 2026 to August 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Intermediate Municipal Bond Fund - Advisor Class	$40	0.80%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$1,177,997
Number of Portfolio Holdings	536
Table Summary

Portfolio Turnover Rate	27.0%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
Texas	12.4%
New York	10.5
Alabama	8.1
Puerto Rico	6.0
Virginia	5.1
Colorado	5.0
Illinois	4.5
California	3.9
Florida	3.2
Other	41.3

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	19.9%
Transportation	16.8
Housing	14.7
General Obligations - State	7.2
Education	5.8
Special Tax	5.3
Industrial & Pollution Control	5.3
General Obligations - Local	4.9
Electric	3.4
Other	16.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F256-053 10/26

Short-Intermediate Municipal Bond Fund

Advisor Class (PATIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

August 31, 2026

Short-Intermediate Municipal Bond Fund

I Class (TTSIX)

This semi-annual shareholder report contains important information about Short-Intermediate Municipal Bond Fund (the "fund") for the period of March 1, 2026 to August 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Intermediate Municipal Bond Fund - I Class	$13	0.25%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$1,177,997
Number of Portfolio Holdings	536
Table Summary

Portfolio Turnover Rate	27.0%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
Texas	12.4%
New York	10.5
Alabama	8.1
Puerto Rico	6.0
Virginia	5.1
Colorado	5.0
Illinois	4.5
California	3.9
Florida	3.2
Other	41.3

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	19.9%
Transportation	16.8
Housing	14.7
General Obligations - State	7.2
Education	5.8
Special Tax	5.3
Industrial & Pollution Control	5.3
General Obligations - Local	4.9
Electric	3.4
Other	16.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F356-053 10/26

Short-Intermediate Municipal Bond Fund

I Class (TTSIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
August 31, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRFSX Short-Intermediate
Municipal Bond Fund
PATIX Short-Intermediate
Municipal Bond Fund–
.
Advisor Class
TTSIX Short-Intermediate
Municipal Bond Fund–
.
I Class
(Formerly T. Rowe Price Tax-Free Short-
Intermediate Fund)

T. ROWE PRICE Short-Intermediate Municipal Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET
VALUE
Beginning of period $ 5.59 $ 5.50 $ 5.47 $ 5.38 $ 5.57 $ 5.72
Investment
activities
Net investment
income
(1)(2)
0.08 0.16 0.14 0.11 0.08 0.07
Net realized and
unrealized gain/
loss (0.10) 0.09 0.03 0.09 (0.19) (0.15)
Total from
investment
activities (0.02) 0.25 0.17 0.20 (0.11) (0.08)
Distributions
Net investment
income (0.08) (0.16) (0.14) (0.11) (0.08) (0.07)
Net realized gain — — — — — —
(3)
Total distributions (0.08) (0.16) (0.14) (0.11) (0.08) (0.07)
NET ASSET
VALUE
End of period $ 5.49 $ 5.59 $ 5.50 $ 5.47 $ 5.38 $ 5.57

T. ROWE PRICE Short-Intermediate Municipal Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
Ratios/Supplemental Data
Total return
(2)(4)
(0.31)% 4.69% 3.22% 3.85% (1.92)% (1.45)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.46%
(5)
0.39% 0.47% 0.52% 0.52% 0.50%
Net expenses
after waivers/
payments by
Price Associates 0.46%
(5)
0.39% 0.47% 0.52% 0.52% 0.50%
Net investment
income 3.02%
(5)
2.99% 2.62% 2.12% 1.53% 1.20%
Portfolio turnover
rate 27.0% 36.0% 31.8% 28.8% 36.9% 23.9%
Net assets, end
of period (in
thousands) $442,641 $624,830 $689,494 $745,724 $864,097 $1,091,168
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Short-Intermediate Municipal Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET
VALUE
Beginning of period $ 5.58 $ 5.48 $ 5.45 $ 5.37 $ 5.56 $ 5.71
Investment
activities
Net investment
income
(1)(2)
0.07 0.14 0.12 0.10 0.07 0.05
Net realized and
unrealized gain/
loss (0.10) 0.10 0.03 0.08 (0.19) (0.15)
Total from
investment
activities (0.03) 0.24 0.15 0.18 (0.12) (0.10)
Distributions
Net investment
income (0.07) (0.14) (0.12) (0.10) (0.07) (0.05)
Net realized gain — — — — — —
(3)
Total distributions (0.07) (0.14) (0.12) (0.10) (0.07) (0.05)
NET ASSET
VALUE
End of period $ 5.48 $ 5.58 $ 5.48 $ 5.45 $ 5.37 $ 5.56

T. ROWE PRICE Short-Intermediate Municipal Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
Ratios/Supplemental Data
Total return
(2)(4)
(0.48)% 4.46% 2.80% 3.33% (2.17)% (1.76)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.89%
(5)
0.82% 0.89% 0.83% 0.77% 0.80%
Net expenses
after waivers/
payments by
Price Associates 0.80%
(5)
0.80% 0.88% 0.83% 0.77% 0.80%
Net investment
income 2.68%
(5)
2.58% 2.20% 1.78% 1.21% 0.89%
Portfolio turnover
rate 27.0% 36.0% 31.8% 28.8% 36.9% 23.9%
Net assets, end
of period (in
thousands) $920 $949 $1,047 $1,166 $2,565 $10,937
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Short-Intermediate Municipal Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET
VALUE
Beginning of period $ 5.60 $ 5.50 $ 5.47 $ 5.39 $ 5.58 $ 5.72
Investment
activities
Net investment
income
(1)(2)
0.09 0.17 0.15 0.12 0.09 0.07
Net realized and
unrealized gain/
loss (0.11) 0.10 0.03 0.08 (0.19) (0.14)
Total from
investment
activities (0.02) 0.27 0.18 0.20 (0.10) (0.07)
Distributions
Net investment
income (0.09) (0.17) (0.15) (0.12) (0.09) (0.07)
Net realized gain — — — — — —
(3)
Total distributions (0.09) (0.17) (0.15) (0.12) (0.09) (0.07)
NET ASSET
VALUE
End of period $ 5.49 $ 5.60 $ 5.50 $ 5.47 $ 5.39 $ 5.58

T. ROWE PRICE Short-Intermediate Municipal Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
Ratios/Supplemental Data
Total return
(2)(4)
(0.38)% 5.04% 3.37% 3.81% (1.77)% (1.16)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.31%
(5)
0.24% 0.33% 0.38% 0.37% 0.38%
Net expenses
after waivers/
payments by
Price Associates 0.25%
(5)
0.24% 0.33% 0.38% 0.37% 0.38%
Net investment
income 3.23%
(5)
3.14% 2.76% 2.27% 1.68% 1.31%
Portfolio turnover
rate 27.0% 36.0% 31.8% 28.8% 36.9% 23.9%
Net assets, end
of period (in
thousands) $734,436 $754,340 $707,074 $801,667 $930,459 $970,206
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Short-Intermediate Municipal Bond Fund
August 31, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 98.9%
ALABAMA  8.1%
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  5,000 5,041
Black Belt Energy Gas Dist., Series A, 5.00%, 12/1/30  1,000 1,039
Black Belt Energy Gas Dist., Series A, 5.00%, 12/1/31  2,135 2,218
Black Belt Energy Gas Dist., Series B, VRDN, 5.00%, 10/1/55
(Tender 9/1/32)  8,975 9,337
Black Belt Energy Gas Dist., Series B, VRDN, 5.25%, 12/1/53
(Tender 12/1/30)  6,370 6,750
Black Belt Energy Gas Dist., Series C, VRDN, 5.00%, 5/1/55
(Tender 7/1/31)  2,000 2,089
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  14,450 15,050
Black Belt Energy Gas Dist., Series F, 5.00%, 6/1/30  1,140 1,178
Black Belt Energy Gas Dist., Series H-2-1, 5.00%, 12/1/31  2,500 2,602
Black Belt Energy Gas Dist., Gas Project, VRDN, 4.00%,
10/1/52 (Tender 9/1/26)  5,700 5,739
Black Belt Energy Gas Dist., Gas Project, Series E, 5.00%,
7/1/29  500 516
Black Belt Energy Gas Dist., Gas Project, Series E, 5.00%,
5/1/32  4,770 4,969
Black Belt Energy Gas Dist., Gas Project, Series F, 5.00%,
6/1/31  2,000 2,070
Black Belt Energy Gas Dist., Gas Project, Series F, 5.00%,
6/1/32  2,000 2,068
Black Belt Energy Gas Dist., Gas Project, Series F, 5.00%,
12/1/33  3,290 3,439
Black Belt Energy Gas Dist., Gas Project, Series G, 5.00%,
6/1/31  13,775 14,414
Black Belt Energy Gas Dist., Gas Project, Series J, 5.00%,
11/1/32  2,975 3,100
Mobile Alabama Ind. Dev. Board, Alabama Power, Barry Plant
Project, VRDN, PCR, 2.75%, 7/15/34 (Tender 3/15/29)  1,910 1,894
Southeast Energy Auth., Series B, VRDN, 4.00%, 12/1/51
(Tender 12/1/31)  10,000 9,956
Southeast Energy Auth., Series E, 5.00%, 10/1/30  2,120 2,244
95,713
ALASKA  0.2%
Alaska HFC, Veterans Mortgage Program, 3.55%, 6/1/33  1,175 1,158
Alaska HFC, Veterans Mortgage Program, 3.60%, 12/1/33  1,060 1,046
2,204

T. ROWE PRICE Short-Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
ARIZONA  3.2%
Arizona IDA, Equitable School Revolving Fund, Series 2019A,
5.00%, 11/1/28  1,180 1,232
Arizona IDA, Equitable School Revolving Fund, Series 2019A,
5.00%, 11/1/29  1,005 1,046
Arizona IDA, Equitable School Revolving Fund, Series A,
5.00%, 11/1/29  4,645 4,879
Arizona IDA, Equitable School Revolving Fund, Series A,
5.00%, 11/1/31  155 166
Arizona IDA, Sustainable Bonds, Series A, 5.00%, 11/1/28  10,055 10,398
Chandler IDA, Intel Corp. Project, VRDN, 4.00%, 6/1/49
(Tender 6/1/29) (1) 3,060 3,075
Chandler IDA, Intel Corp. Project, VRDN, 4.10%, 12/1/37
(Tender 6/15/28) (1) 1,130 1,145
Chandler IDA, Intel Corp. Project, VRDN, 5.00%, 9/1/42
(Tender 9/1/27) (1) 320 323
Chandler IDA, Intel Corp. Project, Series 2, VRDN, 5.00%,
9/1/52 (Tender 9/1/27) (1) 5,380 5,433
Maricopa County IDA, Banner Health, 5.00%, 1/1/33  340 342
Maricopa County IDA, Banner Health, 5.00%, 1/1/34  150 151
Maricopa County IDA, Banner Health, Series A, 5.00%, 1/1/32  4,000 4,330
Maricopa County IDA, Honor Health, Series D, 5.00%, 12/1/29  1,275 1,349
Phoenix Civic Improvement, Senior Lien, 5.00%, 7/1/31 (1) 1,795 1,849
Phoenix Civic Improvement, Senior Lien, 5.00%, 7/1/32 (1) 1,585 1,630
37,348
CALIFORNIA  3.9%
California, GO, 3.00%, 10/1/32  890 870
California, GO, 4.00%, 9/1/34  245 245
California, GO, 5.00%, 8/1/31 (2) 1,150 1,259
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series E, 5.00%, 7/1/29  180 188
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series E, 5.00%, 7/1/30  185 195
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series E, 5.00%, 7/1/32  500 534
California HFFA, Cedars-Sinai Health System, Series A, 5.00%,
8/15/33  225 225
California HFFA, Cedars-Sinai Health System, Series B, 5.00%,
8/15/35  125 125
California Housing Fin. Agency, Series A-2, VRDN, 3.20%,
8/1/63 (Tender 8/1/32)  1,975 1,950
California Infrastructure & Economic Dev. Bank, Los Angeles
County Museum of Art Project, 3.25%, 6/1/33  2,035 2,012

T. ROWE PRICE Short-Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
California Infrastructure & Economic Dev. Bank, Sustainable
Bonds, Series A, 3.25%, 8/1/29  5,780 5,793
California Municipal Fin. Auth., CHF-Davis I, West Village
Student Housing Project, 5.00%, 5/15/27  485 492
California Pollution Control Fin. Auth., Waste Management,
Series A-2, PCR, 3.625%, 7/1/27 (1) 230 230
California State Univ., Series B-2, VRDN, 2.90%, 11/1/49
(Tender 11/1/29)  2,000 1,995
California Statewide CDA, Series C-1, 5.00%, 9/2/34  375 398
California Statewide CDA, Series C-1, 5.00%, 9/2/35  310 328
California Statewide CDA, Series C-2, 4.00%, 9/2/32  185 185
California Statewide CDA, Series C-2, 4.00%, 9/2/33  215 213
California Statewide CDA, Series C-2, 4.00%, 9/2/34  245 241
California Statewide CDA, Series C-2, 5.00%, 9/2/27  60 61
California Statewide CDA, Series C-2, 5.00%, 9/2/28  110 114
California Statewide CDA, Series C-2, 5.00%, 9/2/29  80 84
California Statewide CDA, Series C-2, 5.00%, 9/2/30  100 105
California Statewide CDA, Series C-2, 5.00%, 9/2/31  85 90
California Statewide CDA, Statewide Community Infrastructure,
Series A-2, 5.00%, 9/2/27  15 15
California Statewide CDA, Statewide Community Infrastructure,
Series A-2, 5.00%, 9/2/28  50 52
California Statewide CDA, Statewide Community Infrastructure,
Series A-2, 5.00%, 9/2/29  50 52
California Statewide CDA, Statewide Community Infrastructure,
Series A-2, 5.00%, 9/2/30  55 58
California Statewide CDA, Statewide Community Infrastructure,
Series A-2, 5.00%, 9/2/31  70 74
California Statewide CDA, Statewide Community Infrastructure,
Series A-2, 5.00%, 9/2/32  50 53
Eastern Municipal Water District Community Fac. Dist.
No.2014-65, Menifee, 4.00%, 9/1/27  45 45
Eastern Municipal Water District Community Fac. Dist.
No.2014-65, Menifee, 4.00%, 9/1/31  110 109
Eastern Municipal Water District Community Fac. Dist.
No.2014-65, Menifee, 5.00%, 9/1/33  115 120
Irvine Unified School Dist. Fin. Auth., 5.00%, 9/1/30 (3) 350 377
Irvine Unified School Dist. Fin. Auth., 5.00%, 9/1/31 (3) 400 436
Irvine Unified School Dist. Fin. Auth., 5.00%, 9/1/32 (3) 430 473
Los Angeles Dept. of Airports, 5.00%, 5/15/35 (1) 3,350 3,528
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/29 (1) 4,000 4,196
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/30 (1) 5,000 5,301
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/32 (1)(2) 3,000 3,254
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/35 (1) 2,000 2,068

T. ROWE PRICE Short-Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Northern California Energy Auth., VRDN, 5.00%, 12/1/54
(Tender 8/1/30)  2,655 2,762
Orange County Community Fac. Dist., Improvement Area No.
1, Series A, 5.00%, 8/15/27  10 10
Orange County Community Fac. Dist., Improvement Area No.
1, Series A, 5.00%, 8/15/28  70 72
Orange County Community Fac. Dist., Improvement Area No.
1, Series A, 5.00%, 8/15/29  100 104
Orange County Community Fac. Dist., Improvement Area No.
1, Series A, 5.00%, 8/15/30  115 120
Orange County Community Fac. Dist., Improvement Area No.
1, Series A, 5.00%, 8/15/31  150 157
Orange County Community Fac. Dist., Improvement Area No.
1, Series A, 5.00%, 8/15/32  200 209
Sacramento County Airport System Revenue, Series C, 5.00%,
7/1/30 (1) 1,785 1,845
Southern California Public Power Auth., Clean Energy II
Project, Series A, 5.00%, 11/1/31  1,000 1,047
Southern California Public Power Auth., Clean Energy II
Project, Series A, 5.00%, 11/1/32  950 997
45,466
COLORADO  5.0%
Colorado HFA, Adventhealth Obligated, Series 2023A-1,
VRDN, 5.00%, 11/15/58 (Tender 11/15/28)  1,690 1,761
Colorado HFA, Adventhealth Obligated, Series A, 5.00%,
11/15/29  2,500 2,639
Colorado HFA, Adventhealth Obligated, Series A, VRDN,
5.00%, 11/15/60 (Tender 11/15/30)  2,525 2,713
Colorado HFA, Children's Hosp. Colorado Project, Series A,
5.00%, 12/1/27  425 436
Colorado HFA, Children's Hosp. Colorado Project, Series A,
5.00%, 12/1/29  1,000 1,061
Colorado HFA, CommonSpirit Health, Series A, 5.00%, 8/1/27  1,085 1,105
Colorado HFA, CommonSpirit Health, Series A, 5.00%, 9/1/29  4,375 4,595
Colorado HFA, Intermountain Health, Series A, 5.00%, 11/15/30  7,950 8,492
Colorado HFA, Valley View Hosp., 5.00%, 5/15/30  120 122
Colorado Housing & Fin. Auth., Series I-2, Class I, 3.25%,
4/1/29  2,000 1,995
Colorado Housing & Fin. Auth., Albion Apartments Project,
VRDN, 3.375%, 7/1/44 (Tender 7/1/28)  1,955 1,962
Colorado Int'l. Center Metropolitan Dist. No. 14, Series A, GO,
5.00%, 12/1/30 (4) 525 558
Denver City & County Airport System Revenue, Series A,
5.00%, 12/1/27 (1) 5,000 5,135

T. ROWE PRICE Short-Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Denver City & County Airport System Revenue, Series A,
5.00%, 12/1/29 (1) 7,335 7,625
Denver City & County Airport System Revenue, Series A,
5.00%, 12/1/31 (1) 5,085 5,264
Denver City & County Airport System Revenue, Series B,
4.00%, 11/15/31  2,970 2,974
Denver City & County Airport System Revenue, Series B,
5.00%, 11/15/29 (1) 2,000 2,105
Denver Convention Center Hotel Auth., 5.00%, 12/1/26  1,000 1,004
E-470 Public Highway Auth., Series B, FRN, 67% of
SOFR+0.7%, 3.138%, 9/1/39 (Tender 9/1/28)  1,225 1,223
E-470 Public Highway Auth., Series B, Zero Coupon, 9/1/29  2,365 2,170
E-470 Public Highway Auth., Series B, Zero Coupon, 9/1/29 (5) 135 123
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/27 (4) 200 206
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/28 (4) 200 209
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/29 (4) 200 213
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/30 (4) 300 322
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/31 (4) 275 298
Univ. of Colorado Hosp. Auth., VRDN, 2.90%, 11/15/39  2,600 2,600
58,910
CONNECTICUT  2.1%
Aquarion Water Auth., Series B, 5.25%, 2/1/31  1,975 2,148
Connecticut, Series A, GO, 5.00%, 3/15/31  2,275 2,479
Connecticut, Series A, GO, 5.00%, 4/15/32  1,515 1,590
Connecticut, Series B, GO, 5.00%, 12/1/29  2,040 2,182
Connecticut, Series F, GO, 4.00%, 10/15/30  110 110
Connecticut Housing Fin. Auth., Series B-1, 2.95%, 11/15/31  5,510 5,393
Connecticut Housing Fin. Auth., Series C-2, 2.20%, 11/15/34 (1) 480 396
Connecticut Housing Fin. Auth., Series D-2, VRDN, 3.10%,
11/15/64 (Tender 11/15/28)  2,285 2,284
Connecticut State HEFA, Series A-3, VRDN, 2.95%, 7/1/49
(Tender 7/1/27)  3,355 3,361
Connecticut State HEFA, Series B, VRDN, 5.00%, 7/1/49
(Tender 7/1/29)  3,750 3,949
Univ. of Connecticut, Series A, 5.00%, 8/15/29  1,200 1,277
25,169
DISTRICT OF COLUMBIA  2.6%
Dist. of Columbia Housing Fin. Agency, Belmont Crossing
Phase II, Series B, VRDN, 5.00%, 3/1/29 (Tender 2/1/28)  2,325 2,384
Dist. of Columbia Housing Fin. Agency, Rhode Island Apartment
Project, Series A, 5.00%, 3/1/28  1,650 1,695
Dist. of Columbia, Georgetown Univ., 5.00%, 4/1/28  1,560 1,579
Dist. of Columbia, Georgetown Univ., 5.00%, 4/1/30  2,215 2,239
Dist. of Columbia, Georgetown Univ., 5.00%, 4/1/32  295 298

T. ROWE PRICE Short-Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Aviation Revenue,
5.00%, 10/1/34 (1) 1,285 1,303
Metropolitan Washington Airports Auth., Aviation Revenue,
Series 2018A, 5.00%, 10/1/29 (1) 4,295 4,463
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/27 (1) 3,500 3,579
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/29 (1) 5,000 5,254
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/31 (1) 130 130
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/34 (1) 2,085 2,087
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/36 (1) 3,000 3,075
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/31  2,190 2,225
30,311
FLORIDA  3.2%
Alachua County HFA, Shands Teaching Hospital & Clinics,
5.00%, 12/1/35  1,145 1,181
Alachua County HFA, Shands Teaching Hospital & Clinics,
VRDN, 5.00%, 12/1/37 (Tender 12/1/26)  6,325 6,331
Capital Trust Auth., Marie Selby Botanical Gardens, 4.50%,
6/15/33 (6) 1,000 999
Capital Trust Auth., UF Health Projects, Series A, 5.00%,
12/1/30  2,040 2,172
Capital Trust Auth., UF Health Projects, Series A, 5.00%,
12/1/30 (4) 1,920 2,062
Capital Trust Auth., UF Health Projects, Series A, 5.00%,
12/1/32  3,085 3,331
Florida Dev. Fin., Cornerstone Charter Academy Project,
5.00%, 10/1/32 (6) 575 581
Florida Dev. Fin., Tampa General Hospital Project, Series A,
5.00%, 8/1/27  250 255
Florida Dev. Fin., Tampa General Hospital Project, Series A,
5.00%, 8/1/28  315 327
Florida Dev. Fin., Tampa General Hospital Project, Series A,
5.00%, 8/1/29  200 210
Florida Dev. Fin., Waste Pro USA Project, VRDN, 4.35%, 4/1/37
(Tender 4/2/31) (1) 3,275 3,249
Florida Municipal Power Agency, Series A, 5.00%, 10/1/27
( Prerefunded 10/1/26) (7) 150 150
Florida Municipal Power Agency, Series A, 5.00%, 10/1/28
( Prerefunded 10/1/26) (7) 400 401
Greater Orlando Aviation Auth., 5.00%, 10/1/30 (1) 3,900 4,141

T. ROWE PRICE Short-Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/31 (1) 505 514
JEA Water & Sewer System Revenue, Series A, 3.25%, 10/1/36  345 324
Lee County Airport Revenue, Series A-2, VRDN, 5.00%,
10/1/56 (Tender 10/1/31) (1) 5,000 5,298
Miami-Dade County Aviation Revenue, 5.00%, 10/1/29
( Prerefunded 10/1/26) (7) 30 30
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/30  1,000 1,001
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/31  2,000 2,003
Orange County HFA, Series C, VRDN, 5.00%, 11/15/52 (Tender
11/15/26)  205 206
South Broward Hosp. Dist., 4.00%, 5/1/33  2,000 1,989
South Miami HFA, Baptist Health South Florida, Series B,
VRDN, 5.00%, 8/15/65 (Tender 8/15/30)  235 248
Village Community Dev. Dist. No. 14, 4.00%, 5/1/27  630 632
37,635
GEORGIA  2.8%
Atlanta Beltline Project, Series D, 5.00%, 1/1/30  1,055 1,062
Atlanta Dept. of Aviation, Series B-1, 5.00%, 7/1/36 (1) 1,750 1,880
Atlanta Urban Residential Fin. Auth., VRDN, 3.40%, 2/1/29
(Tender 2/1/28)  1,395 1,400
Bartow County Dev. Auth., Georgia Power Plant Bowen Project,
VRDN, PCR, 3.95%, 12/1/32 (Tender 3/8/28)  175 177
Burke County Dev. Auth., Fifth Series Georgia Power Plant,
VRDN, PCR, 3.70%, 10/1/32 (Tender 6/13/28)  1,900 1,919
Burke County Dev. Auth., Georgia Power Plant Vogtle, PCR,
2.20%, 10/1/32  1,250 1,108
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.30%, 12/1/49 (Tender 8/21/29)  1,000 1,004
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.375%, 11/1/53 (Tender 3/12/27)  2,300 2,304
Cobb County Dev. Auth., KSU Housing Real Estate Foundation
Projects, Series C, 5.00%, 6/15/27  300 304
Cobb County Dev. Auth., KSU Housing Real Estate Foundation
Projects, Series C, 5.00%, 6/15/28  275 283
Cobb County Dev. Auth., KSU Housing Real Estate Foundation
Projects, Series C, 5.00%, 6/15/29  260 270
Cobb County Dev. Auth., KSU Housing Real Estate Foundation
Projects, Series C, 5.00%, 6/15/30  265 277
Cobb County Dev. Auth., KSU Housing Real Estate Foundation
Projects, Series C, 5.00%, 6/15/31  325 342
Cobb County Dev. Auth., KSU Housing Real Estate Foundation
Projects, Series C, 5.00%, 6/15/32  440 464
Cobb County Kennestone Hosp. Auth., RAC, 5.00%, 4/1/35  2,495 2,516
Cobb County Kennestone Hosp. Auth., WellStar Health,
Series A, RAC, 5.00%, 4/1/28  1,125 1,164

T. ROWE PRICE Short-Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Cobb County Kennestone Hosp. Auth., WellStar Health,
Series A, RAC, 5.00%, 4/1/29  1,110 1,169
Fulton County Dev. Auth., Piedmont Healthcare Project,
Series A, 3.50%, 7/1/33  240 240
Georgia Housing & Fin. Auth., Series A, 3.60%, 12/1/33  70 69
Georgia Housing & Fin. Auth., Series B, 2.75%, 12/1/34  335 300
Main Street Natural Gas, Series A, 5.00%, 5/15/27  2,500 2,532
Main Street Natural Gas, Series A, 5.00%, 5/15/28  1,380 1,418
Main Street Natural Gas, Series E, VRDN, 5.00%, 5/1/55
(Tender 12/1/32)  2,560 2,671
Main Street Natural Gas, Series E-1, VRDN, 5.00%, 12/1/53
(Tender 6/1/31)  1,690 1,781
Monroe County Dev. Auth., Georgia Power Plant Scherer
Project, VRDN,PCR, 3.35%, 11/1/48 (Tender 3/27/30)  1,335 1,340
Municipal Electric Auth. of Georgia, 5.00%, 1/1/32  500 516
Municipal Electric Auth. of Georgia, Series A, 5.00%, 1/1/32  2,130 2,219
Municipal Electric Auth. of Georgia, Project 1, Series 2016A,
5.00%, 1/1/28  2,145 2,168
32,897
ILLINOIS  4.5%
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/30 (1) 8,000 8,413
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/30 (1) 2,000 2,012
Illinois, GO, 4.25%, 1/1/36  320 320
Illinois, GO, 5.00%, 1/1/28  2,010 2,013
Illinois, GO, 5.00%, 2/1/29  4,555 4,594
Illinois, GO, 5.00%, 2/1/30  2,750 2,916
Illinois, Series A, GO, 5.00%, 3/1/28  2,145 2,213
Illinois, Series B, GO, 5.00%, 5/1/29  2,000 2,102
Illinois, Series C, GO, 5.00%, 11/1/29  6,240 6,380
Illinois, Series D, GO, 5.00%, 11/1/28  3,535 3,619
Illinois Fin. Auth., Ascension, Series C, 5.00%, 2/15/36  360 362
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/31  860 867
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/33  470 473
Illinois Fin. Auth., Bradley University Project, 5.00%, 8/1/27  215 218
Illinois Fin. Auth., Bradley University Project, 5.00%, 8/1/28  225 232
Illinois Fin. Auth., Bradley University Project, 5.00%, 8/1/29  185 192
Illinois Fin. Auth., Bradley University Project, 5.00%, 8/1/30  375 392
Illinois Fin. Auth., Clean Water Initiative, Series 2017, 5.00%,
7/1/33  225 226
Illinois Fin. Auth., Clean Water Initiative, Series 2019, 5.00%,
7/1/33  365 384
Illinois Fin. Auth., Rush Univ. System For Health, Series A,
5.00%, 11/15/30  4,000 4,218

T. ROWE PRICE Short-Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Illinois Fin. Auth., Uchicago Medicine, Series B-2, VRDN,
5.00%, 8/15/52 (Tender 8/15/27)  6,095 6,180
Illinois Fin. Auth., Univ. of Chicago Medical Center, Series D-1,
VRDN, 2.90%, 8/1/43  4,400 4,400
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, 5.00%, 6/15/29  800 817
53,543
INDIANA  0.5%
Indiana Fin. Auth., Community Foundation of Northwest Indiana
Obligated Group, 5.00%, 9/1/29  460 461
Indiana Fin. Auth., Community Foundation of Northwest Indiana
Obligated Group, 5.00%, 9/1/30  380 381
Indiana Fin. Auth., Indiana Univ. Health, Series D-1, VRDN,
5.00%, 10/1/64 (Tender 10/1/29)  3,960 4,155
Indiana Fin. Auth., Indiana Univ. Health, Series D-2, VRDN,
5.00%, 10/1/63 (Tender 10/1/31)  320 342
5,339
KANSAS  0.2%
Univ. of Kansas Hosp. Auth., Univ. of Kansas Health System,
Series B, VRDN, 5.00%, 3/1/55 (Tender 3/1/30)  2,450 2,590
2,590
KENTUCKY  1.2%
Kentucky Bond Dev., Collegiate Housing Foundation-Bowling
Green - Western Kentucky University Project, Series A, 5.00%,
7/1/32 (4) 165 178
Kentucky Bond Dev., Collegiate Housing Foundation-Bowling
Green - Western Kentucky University Project, Series A, 5.00%,
7/1/33 (4) 375 408
Kentucky Bond Dev., University of Kentucky Central Utility Plant
Project, Series A, 5.00%, 10/31/30  925 987
Kentucky Bond Dev., University of Kentucky Central Utility Plant
Project, Series A, 5.00%, 10/31/31  1,090 1,174
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/30  50 50
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  11,600 11,679
14,476
LOUISIANA  0.7%
Louisiana Offshore Terminal Auth., Loop Project, Series 2007A,
4.15%, 9/1/27  1,000 1,009
Louisiana Offshore Terminal Auth., Loop Project, Series A,
VRDN, 4.20%, 9/1/33 (Tender 9/1/28)  1,600 1,613

T. ROWE PRICE Short-Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Saint John the Baptist Parish, Marathon Oil, Series C, VRDN,
3.30%, 6/1/37 (Tender 7/3/28)  5,460 5,473
8,095
MAINE  0.2%
Maine State Housing Auth., Series C, 3.25%, 11/15/30  2,000 1,986
1,986
MARYLAND  3.0%
Frederick County, Series A, 4.00%, 7/1/31  3,260 3,293
Gaithersburg, Asbury Maryland Obligation Group, Series B,
5.00%, 1/1/27  665 668
Howard County, Series E, GO, 3.00%, 2/15/35  200 189
Maryland CDA, Series C, 1.30%, 3/1/28  920 885
Maryland CDA, Series C, 2.70%, 9/1/34  1,200 1,064
Maryland Dept. of Housing & Community Dev., Series A,
3.15%, 5/1/27  1,405 1,408
Maryland DOT, Series A, 5.00%, 8/1/30 (1)(4) 725 773
Maryland DOT, Series A, 5.00%, 8/1/31 (1)(4) 715 768
Maryland Economic Dev., Constellation Energy Group,
Series B, VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  7,000 7,121
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/31 (2) 3,500 3,692
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/27  2,500 2,519
Maryland HHEFA, MedStar Health, Series C, 5.00%, 8/15/29  650 687
Maryland HHEFA, Univ. of Maryland Medical System,
Series B-2, VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  7,815 7,868
Maryland, State & Local Facs . Loan, GO, 5.00%, 8/1/31  4,725 4,908
35,843
MASSACHUSETTS  1.8%
Massachusetts Dev. Fin. Agency, CareGroup , Series I, 5.00%,
7/1/27  405 405
Massachusetts Dev. Fin. Agency, CareGroup , Series I, 5.00%,
7/1/28  150 150
Massachusetts Housing Fin. Agency, Single Family Housing,
3.85%, 12/1/34 (1) 655 624
Massachusetts Housing Fin. Agency, Sustainable Bonds,
Series A-3, 3.75%, 6/1/29  5,635 5,698
Massachusetts Housing Fin. Agency, Sustainable Bonds,
Series B-3, 3.55%, 12/1/29  6,325 6,418
Massachusetts Housing Fin. Agency, Sustainable Bonds,
Series C-3, 3.10%, 12/1/29  275 275
Massachusetts Housing Fin. Agency, Sustainable Bonds,
Series C-3, 3.15%, 6/1/30  6,230 6,193

T. ROWE PRICE Short-Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Massachusetts Port Auth., Series C, 5.00%, 7/1/34 (1) 1,135 1,178
20,941
MICHIGAN  2.3%
Great Lakes Water Auth. Sewage Disposal System, Senior
Lien, Series A, 5.00%, 7/1/31  6,275 6,818
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/26  150 151
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/27 ( Prerefunded 11/15/26) (7) 75 75
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/28 ( Prerefunded 11/15/26) (7) 4,185 4,205
Michigan State HDA, Series A, 3.25%, 12/1/31  4,765 4,748
Michigan State HDA, Series A, 3.40%, 6/1/32  2,070 2,026
Michigan State HDA, Series A-1, 3.55%, 10/1/31  4,000 3,923
Michigan State Hosp. Fin. Auth., Corewell Health, Series B-1,
VRDN, 5.00%, 8/15/55 (Tender 6/1/32)  4,010 4,312
Michigan State Hosp. Fin. Auth., Henry Ford Health, Series A-1,
5.00%, 11/15/32  1,000 1,081
27,339
MINNESOTA  1.1%
Housing & Redev . Auth. of St. Paul Minnesota, Healthpartners
Obligation Group, Series A, 4.00%, 7/1/33  3,000 2,952
Minneapolis-St. Paul Metropolitan Airports Commission,
Series B, 5.00%, 1/1/30 (1) 3,500 3,724
Minnesota Rural Water Fin. Auth., 2.875%, 1/1/28  2,500 2,497
St. Cloud City, CentraCare Health System, 5.00%, 5/1/30  3,075 3,280
12,453
MISSISSIPPI  0.1%
Warren County, Int'l. Paper Project, 4.00%, 9/1/32  800 807
807
MISSOURI  1.1%
Missouri HEFA, SSM Health Care, Series C, VRDN, 5.00%,
5/1/52 (Tender 5/1/28)  12,000 12,396
12,396
MONTANA  0.0%
Montana Fac. Fin. Auth., St. Johns United Project, Series B-3,
4.10%, 11/15/31  350 351
351
NEBRASKA  1.1%
Central Plains Energy Project, Series 1, VRDN, 5.00%, 5/1/53
(Tender 10/1/29)  1,945 2,011
Nebraska Investment Fin. Auth., Series D, 3.40%, 3/1/33  2,355 2,300

T. ROWE PRICE Short-Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Nebraska Investment Fin. Auth., Series F, 3.15%, 9/1/27 (1) 1,315 1,316
Nebraska Investment Fin. Auth., Series F, 3.20%, 3/1/28 (1) 1,345 1,345
Nebraska Investment Fin. Auth., Series F, 3.25%, 9/1/28 (1) 1,000 1,000
Nebraska Investment Fin. Auth., Series F, 3.30%, 3/1/29 (1) 655 654
Nebraska Investment Fin. Auth., Series F, 3.35%, 9/1/29 (1) 315 314
Nebraska Investment Fin. Auth., Series G, 3.00%, 9/1/28  275 275
Nebraska Investment Fin. Auth., Series G, 3.10%, 3/1/29  1,070 1,068
Nebraska Investment Fin. Auth., Series G, 3.15%, 9/1/29  805 803
Nebraska Investment Fin. Auth., Series I, 3.35%, 3/1/28 (1) 865 863
Nebraska Investment Fin. Auth., Series I, 3.40%, 9/1/28 (1) 710 709
12,658
NEVADA  0.1%
Sparks Tourism Improvement Dist. No. 1, Legends At Sparks
Marina, 3.875%, 6/15/28  870 869
869
NEW JERSEY  2.2%
New Jersey Economic Dev. Auth., American Water, Series A,
VRDN, 2.20%, 10/1/39 (Tender 12/3/29) (1) 1,975 1,854
New Jersey Economic Dev. Auth., Seeing Eye 2017 Project,
5.00%, 6/1/32  640 653
New Jersey HCFFA, Barnabas Health Obligated Group,
Series A, 5.00%, 7/1/30  5,000 5,371
New Jersey HCFFA, Inspira Health Obligated Group, 5.00%,
7/1/30  325 330
New Jersey Housing & Mortgage Fin. Agency, 701 Newark
Avenue Project, Series E, VRDN, 3.15%, 12/1/43 (Tender
12/1/28)  1,680 1,680
New Jersey Housing & Mortgage Fin. Agency, Rowan Towers,
Series D-2, VRDN, 3.10%, 7/1/29 (Tender 7/1/28)  345 345
New Jersey Transportation Trust Fund Auth., Transportation
System, 5.00%, 6/15/29  1,565 1,640
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/27  210 210
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/32  1,070 1,103
New Jersey Turnpike Auth., Series D, 5.00%, 1/1/28  2,455 2,498
New Jersey Turnpike Auth., Series E, 5.00%, 1/1/32  2,600 2,680
Salem County Pollution Control Fin. Auth., Atlantic City Electric,
PCR, 2.25%, 6/1/29  3,000 2,877
Summit, GO, 2.00%, 7/15/30  1,250 1,197
Summit, GO, 2.00%, 7/15/31  1,000 945
Tobacco Settlement Fin., Series A, 5.00%, 6/1/28  2,450 2,533
25,916

T. ROWE PRICE Short-Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
NEW MEXICO  0.0%
New Mexico Mortgage Fin. Auth., Series F, 2.60%, 7/1/34  400 355
355
NEW YORK  10.5%
Dormitory Auth. of the State of New York, Series A, 5.00%,
10/1/31 (4) 2,775 3,044
Long Island Power Auth., Series B, VRDN, 1.50%, 9/1/51
(Tender 9/1/26)  1,400 1,400
Long Island Power Auth., Series B, VRDN, 3.00%, 9/1/49
(Tender 9/1/29)  6,900 6,862
Long Island Power Auth., Series C, VRDN, 3.40%, 9/1/51
(Tender 9/1/30)  640 638
New York City, Series A, GO, 5.00%, 8/1/30  2,830 3,044
New York City, Series B-1, GO, 5.00%, 8/1/29  1,710 1,814
New York City, Series D, GO, 5.00%, 4/1/31  2,045 2,219
New York City Housing Dev., Series E, 3.40%, 11/1/29  810 808
New York City Housing Dev., Sustainable Dev. Bonds, 1.90%,
5/1/33  365 308
New York City Housing Dev., Sustainable Dev. Bonds,
Series A-2, VRDN, 3.25%, 11/1/64 (Tender 7/2/29)  3,030 3,033
New York City Housing Dev., Sustainable Dev. Bonds,
Series A-2, VRDN, 3.25%, 11/1/65 (Tender 2/1/30)  5,000 4,993
New York City Housing Dev., Sustainable Dev. Bonds,
Series A-2, VRDN, 3.73%, 5/1/63 (Tender 12/29/28)  6,135 6,127
New York City Housing Dev., Sustainable Dev. Bonds, Series C,
VRDN, 3.10%, 11/1/45 (Tender 2/1/31)  2,960 2,903
New York City Housing Dev., Sustainable Dev. Bonds,
Series C-2, VRDN, 3.75%, 5/1/65 (Tender 7/2/29)  2,685 2,709
New York City Housing Dev., Sustainable Dev. Bonds,
Series D-1A, 1.85%, 11/1/33  400 331
New York City Housing Dev., Sustainable Dev. Bonds,
Series F-2, VRDN, 3.40%, 11/1/64 (Tender 1/2/29)  3,180 3,190
New York City Housing Dev., Sustainable Dev. Bonds,
Series G-2, VRDN, 3.15%, 5/1/66 (Tender 7/1/30)  2,750 2,737
New York City Housing Dev., Sustainable Dev. Bonds,
Series I-1, 2.10%, 11/1/35  525 434
New York City Housing Dev., Sustainable Neighborhood Bonds,
2.85%, 11/1/31  205 198
New York City Housing Dev., Sustainable Neighborhood Bonds,
2.95%, 11/1/29  1,180 1,174
New York City Housing Dev., Sustainable Neighborhood Bonds,
Series E-1B, 3.15%, 11/1/36  310 280
New York City Transitional Fin. Auth., Future Tax Secured,
Series B-1, 5.25%, 11/1/35  4,000 4,377

T. ROWE PRICE Short-Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth., Future Tax Secured,
Series C-1, 5.00%, 2/1/37  2,245 2,377
New York City Transitional Fin. Auth., Future Tax Secured,
Series D-1, 5.00%, 11/1/31  10,000 10,904
New York City Transitional Fin. Auth., Future Tax Secured,
Series G-1, 5.00%, 11/1/32  975 1,073
New York City Transitional Fin. Auth., Future Tax Secured,
Series J-1, 5.00%, 11/1/30  2,000 2,159
New York City, Fiscal 2018, Series B-5, GO, VRDN, 3.05%,
10/1/46  2,500 2,500
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 244, 2.75%, 4/1/35  650 579
New York State Energy Research & Dev. Auth., Series A,
VRDN, 3.45%, 5/15/45 (Tender 7/1/31) (1) 1,975 1,942
New York State Housing Fin. Agency, 320 West 38th Street
Housing, Series A, VRDN, 3.57%, 5/1/42 (Tender 11/1/31)  1,100 1,095
New York State Housing Fin. Agency, Sustainability Bonds,
VRDN, 3.80%, 11/1/62 (Tender 5/1/29)  5,725 5,727
New York State Housing Fin. Agency, Sustainability Bonds,
Series A-2, VRDN, 2.50%, 11/1/60 (Tender 5/1/27)  820 815
New York State Housing Fin. Agency, Sustainability Bonds,
Series A-2, VRDN, 3.35%, 6/15/54 (Tender 6/15/29)  1,000 1,002
New York State Housing Fin. Agency, Sustainability Bonds,
Series A-2, VRDN, 3.50%, 11/1/64 (Tender 5/1/30)  6,000 6,021
New York State Housing Fin. Agency, Sustainability Bonds,
Series B-2, VRDN, 3.35%, 12/15/54 (Tender 12/15/29)  2,410 2,419
New York State Housing Fin. Agency, Sustainability Bonds,
Series B-2, VRDN, 3.60%, 11/1/64 (Tender 5/1/29)  5,150 5,162
New York State Housing Fin. Agency, Sustainability Bonds,
Series C-2, VRDN, 3.20%, 5/1/66 (Tender 11/1/30)  125 124
New York State Housing Fin. Agency, Sustainability Bonds,
Series C-2, VRDN, 3.30%, 5/1/65 (Tender 5/1/30)  2,925 2,917
New York State Housing Fin. Agency, Sustainability Bonds,
Series D-2, VRDN, 3.375%, 5/1/65 (Tender 11/1/31)  5,000 4,949
New York State Housing Fin. Agency, Sustainability Bonds,
Series E-2, VRDN, 3.875%, 11/1/63 (Tender 5/1/28)  345 345
New York State Housing Fin. Agency, Sustainability Bonds,
Series G-2, VRDN, 3.25%, 5/1/66 (Tender 5/1/30)  2,125 2,113
New York State Housing Fin. Agency, Sustainability Bonds,
Series H, 2.75%, 11/1/34  490 434
New York Transportation Dev., Delta Air Lines LaGuardia
Airport, 5.00%, 1/1/27 (1) 7,000 7,044
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/33 (1) 1,445 1,475
Port Auth. of New York & New Jersey, Series 227, 2.00%,
10/1/32 (1) 2,550 2,248

T. ROWE PRICE Short-Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Port Auth. of New York & New Jersey, Series 227, 3.00%,
10/1/29 (1) 5,000 4,968
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 218, 5.00%, 11/1/36 (1) 1,000 1,029
124,044
NORTH CAROLINA  1.6%
Charlotte City, Gov't. Fac., Series B, COP, 5.00%, 6/1/29  800 848
Charlotte City, Gov't. Fac., Series B, COP, 5.00%, 6/1/30  850 915
Charlotte-Mecklenburg Hosp. Auth., VRDN, 5.00%, 1/15/49
(Tender 12/1/31)  7,000 7,553
Charlotte-Mecklenburg Hosp. Auth., VRDN, 5.00%, 1/15/50
(Tender 12/1/28)  9,220 9,638
North Carolina Medical Care Commission, Lutheran Services,
5.00%, 3/1/27  485 489
19,443
OHIO  1.6%
Allen County Hosp. Fac. Revenue, Series A, 5.00%, 8/1/30  4,260 4,372
Columbus, Series A, GO, 5.00%, 4/1/31  3,570 3,887
Ohio Hosp. Fac., Cleveland Clinic Health, Series C, VRDN,
2.75%, 1/1/52 (Tender 5/1/28)  2,265 2,249
Ohio, Univ. Hosp. Health System, Series A, 5.00%, 1/15/29  3,360 3,501
Ohio, University Hospitals Health System, Series B, VRDN,
3.00%, 1/15/46  4,930 4,930
18,939
OKLAHOMA  0.1%
Oklahoma City Public Property Auth., 5.00%, 6/1/30  1,475 1,583
1,583
OREGON  1.5%
Oregon Housing & Community Services Dept., Gresham Civic
Station Apartments Project, Series Q, VRDN, 3.125%, 7/1/44
(Tender 7/1/28)  1,100 1,100
Oregon, Article XI-G Project, Series G, GO, 5.00%, 8/1/31  400 438
Oregon, Interstate 5 Bridge Replacement Project, Series E,
GO, 5.00%, 5/15/30  1,830 1,972
Oregon, Interstate 5 Bridge Replacement Project, Series E,
GO, 5.00%, 5/15/31  1,650 1,772
Port of Portland, Airport Revenue, Series 24B, 5.00%,
7/1/28 (1) 2,240 2,255
Port of Portland, Airport Revenue, Series 24B, 5.00%,
7/1/33 (1) 2,000 2,009
Port of Portland, Airport Revenue, Series 28, 5.00%, 7/1/28 (1) 1,000 1,036
Port of Portland, Airport Revenue, Series 28, 5.00%, 7/1/29 (1) 6,515 6,835
17,417

T. ROWE PRICE Short-Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
PENNSYLVANIA  1.4%
Allegheny County Airport Auth., Series A, 5.00%, 1/1/29 (1)(4) 1,400 1,461
Lehigh County, ST. Luke's University Health Network Project,
Series A, 5.00%, 8/15/30  1,600 1,701
Lehigh County, ST. Luke's University Health Network Project,
Series A, 5.00%, 8/15/31  1,200 1,287
Pennsylvania Economic DFA, Waste Management Project,
VRDN, 4.25%, 7/1/41 (Tender 7/1/27) (1) 3,520 3,547
Pennsylvania Housing Fin. Agency, Series 120, 3.10%, 10/1/36  490 439
Pennsylvania Housing Fin. Agency, Series 121, 3.10%, 10/1/36  500 447
Pennsylvania Housing Fin. Agency, Fairhill Phase I, VRDN,
3.15%, 1/1/46 (Tender 7/1/29)  2,645 2,644
Philadelphia Gas Works, 5.00%, 10/1/31 (2) 1,965 2,135
School Dist. of Philadelphia, Series B, GO, 5.00%, 9/1/29  1,925 2,038
School Dist. of Philadelphia, Series B, GO, 5.00%, 9/1/30  1,000 1,072
16,771
PUERTO RICO  6.0%
Municipality of San Juan, Series A, GO, 5.00%, 7/1/29  60 63
Municipality of San Juan, Series A, GO, 5.00%, 7/1/32  265 283
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/29 (6) 4,800 5,023
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (6) 4,105 4,344
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/28 (6) 1,000 1,032
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  3,550 3,536
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  9,691 9,850
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  12,032 12,639
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  5,857 6,319
Puerto Rico Ind. Tourist Ed. Medical & Environmental Control
Fac. Fin. Auth., 5.00%, 7/1/27  450 455
Puerto Rico Ind. Tourist Ed. Medical & Environmental Control
Fac. Fin. Auth., 5.00%, 7/1/29  850 881
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34  10,000 9,967
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  3,667 3,569
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  1,000 911
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  7,678 6,546

T. ROWE PRICE Short-Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  6,579 5,200
70,618
RHODE ISLAND  0.0%
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/26  450 450
450
SOUTH CAROLINA  1.1%
Medical Univ. Hosp. Auth., Nexton Project, 5.00%, 5/15/31  250 269
Medical Univ. Hosp. Auth., Nexton Project, 5.00%, 11/15/31  300 325
Medical Univ. Hosp. Auth., Nexton Project, 5.25%, 5/15/32  300 330
Medical Univ. Hosp. Auth., Nexton Project, 5.25%, 11/15/32  435 482
Patriots Energy Group Fin. Agency, Series B-1, VRDN, 5.25%,
2/1/54 (Tender 3/1/31)  1,670 1,773
South Carolina Jobs Economic Dev. Auth., Bon Secours Health
System, Series B-1, VRDN, 5.00%, 11/1/55 (Tender 11/1/30)  2,900 3,078
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/33  575 590
South Carolina Public Service Auth., Series A, 5.00%, 12/1/33  410 410
South Carolina Public Service Auth., Series A, 5.00%, 12/1/36  490 490
South Carolina Public Service Auth., Series B, 5.00%, 12/1/29  1,000 1,065
South Carolina Public Service Auth., Series B, 5.00%, 12/1/30  1,195 1,290
South Carolina Public Service Auth., Series B, 5.00%, 12/1/31  700 764
South Carolina State Housing Fin. & Dev. Auth., Series A,
6.00%, 7/1/32  1,335 1,524
12,390
SOUTH DAKOTA  0.3%
Lincoln County, Augustana Univ. Assn. Project, 5.00%, 8/1/27  200 202
Lincoln County, Augustana Univ. Assn. Project, 5.00%, 8/1/28  200 204
Lincoln County, Augustana Univ. Assn. Project, 5.00%, 8/1/29  265 273
Lincoln County, Augustana Univ. Assn. Project, 5.00%, 8/1/30  285 294
Lincoln County, Augustana Univ. Assn. Project, 5.00%, 8/1/31  450 466
Lincoln County, Augustana Univ. Assn. Project, 5.00%, 8/1/32  435 450
South Dakota HEFA, Sanford, Series C-2, VRDN, 5.00%,
11/1/51 (Tender 11/1/32)  1,650 1,768
3,657
TENNESSEE  1.6%
Kingsport Tennessee Ind. Dev. Board, Stonecrest Apartments
Project, VRDN, 2.95%, 9/1/29 (Tender 9/1/28)  3,750 3,737
Metropolitan Gov't. of Nashville & Davidson County Health &
Ed. Fac. Board, Vanderbilt Univ. Medical Center, 5.00%, 7/1/31  6,755 7,232

T. ROWE PRICE Short-Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Gov't. of Nashville & Davidson County Health
& Ed. Fac. Board, Vanderbilt Univ. Medical Center, Series B,
5.00%, 7/1/29  5,560 5,837
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/27 (1) 690 700
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/28 (1) 1,000 1,033
18,539
TEXAS  12.4%
Arlington Higher Ed. Fin., Life School of Dallas, Series A,
5.00%, 8/15/31  800 865
Arlington Higher Ed. Fin., Life School of Dallas, Series A,
5.00%, 8/15/32  1,055 1,149
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/27  1,755 1,760
Austin Special Tax Revenue, Series A, 5.00%, 11/15/30  525 565
Austin Special Tax Revenue, Series A, 5.00%, 11/15/31  2,000 2,175
Austin Special Tax Revenue, Series A, 5.00%, 11/15/32  800 876
Board of Regents of the Univ. of Texas System, Series A,
5.00%, 8/15/29  2,500 2,657
Board of Regents of the Univ. of Texas System, Series C,
5.00%, 8/15/31  1,000 1,091
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/28  1,150 1,185
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/29  1,250 1,313
Central Texas Turnpike System, Series C, 5.00%, 8/15/31  3,500 3,779
Clifton Higher Ed. Fin., Idea Public Schools, 4.00%, 8/15/33  2,000 2,012
Clifton Higher Ed. Fin., Idea Public Schools, 4.00%, 8/15/34  465 467
Clifton Higher Ed. Fin., Idea Public Schools, 5.00%, 8/15/30  1,000 1,076
Clifton Higher Ed. Fin., Idea Public Schools, Series T, 4.00%,
8/15/33  1,170 1,193
Clifton Higher Ed. Fin., International Leadership, Series A,
5.00%, 2/15/29  1,800 1,882
Clifton Higher Ed. Fin., International Leadership, Series A,
5.00%, 2/15/31  4,660 4,977
Clifton Higher Ed. Fin., YES Prep Public Schools, 5.00%, 4/1/30  350 371
Conroe Independent School Dist., GO, 5.00%, 2/15/31  900 976
Cypress-Fairbanks Independent School Dist., GO, 5.00%,
2/15/30  4,000 4,284
Cypress-Fairbanks Independent School Dist., Series 2019, GO,
5.00%, 2/15/30  1,750 1,843
Dallas Fort Worth Int'l. Airport, Series A-2, VRDN, 5.00%,
11/1/50 (Tender 11/1/29) (1) 4,400 4,606
Dallas Fort Worth Int'l. Airport, Series A-2, VRDN, 5.00%,
11/1/50 (Tender 11/1/32) (1) 7,000 7,496
Fort Bend Independent School Dist., Series B, GO, VRDN,
3.125%, 8/1/56 (Tender 8/1/29)  4,900 4,863
Harris County, Series A, GO, 5.00%, 9/15/29  1,790 1,908

T. ROWE PRICE Short-Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Harris County Cultural Ed. Fac. Fin., Houston Methodist,
Series A, 5.00%, 12/1/31  2,820 3,051
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., VRDN, 5.00%, 7/1/49 (Tender 9/1/26)  1,500 1,512
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., Series A, 5.00%, 7/1/31  5,000 5,420
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., Series B, 5.00%, 7/1/31  7,000 7,558
Harris County Cultural Ed. Fac. Fin., Texas Children's Hosp.,
5.00%, 10/1/28  3,110 3,114
Houston Airport System Revenue, Series A, 5.00%, 7/1/29 (1) 2,130 2,232
Houston Airport System Revenue, United Airlines, Series B,
5.25%, 7/15/29 (1) 3,850 3,982
Houston Combined Utility System Revenue, First Lien,
Series A, 5.00%, 11/15/29  1,500 1,597
Humble Independent School Dist., GO, 5.00%, 2/15/36  2,880 3,089
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28 (1) 540 541
Mission Economic Dev., Graphic Packaging International,
VRDN, 5.00%, 12/1/64 (Tender 6/1/30) (1)(2)(6) 125 128
Mission Economic Dev., Graphic Packaging International,
Series 2025, VRDN, 5.00%, 12/1/64 (Tender 6/1/30) (1) 1,400 1,438
Mission Economic Dev., Graphic Packaging International,
Series 2026, VRDN, 5.00%, 12/1/64 (Tender 6/1/30) (1) 750 770
Mission Economic Dev., Waste Management Project, VRDN,
3.25%, 11/1/48 (Tender 7/1/27) (1) 1,920 1,920
Northside Independent School Dist., Series B, GO, VRDN,
3.10%, 8/1/53 (Tender 8/1/29)  2,500 2,486
Permanent Univ. Fund - Texas A&M Univ. System, Series A,
5.00%, 7/1/31  1,775 1,937
Prosper Independent School Dist., Series B, GO, VRDN,
4.00%, 2/15/50 (Tender 8/15/29)  1,975 2,016
San Antonio Electric & Gas Systems Revenue, Series A,
VRDN, 2.90%, 2/1/55 (Tender 12/1/27)  3,375 3,351
San Antonio Electric & Gas Systems Revenue, Series B,
VRDN, 3.25%, 2/1/56 (Tender 12/1/28)  475 475
Tarrant County Cultural Ed. Fac. Fin., Ascension Senior Credit
Group, Series C-1, VRDN, 5.00%, 11/15/51 (Tender 11/15/32)  14,140 15,288
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series C, VRDN, 5.00%, 11/15/64 (Tender 11/15/32)  3,795 4,104
Texas A&M Univ., Series A, 5.00%, 5/15/28  1,000 1,042
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  3,590 3,625
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  5,100 5,334
Texas Municipal Gas Acquisition & Supply VI, 5.00%, 1/1/30  775 803
Texas Municipal Gas Acquisition & Supply VI, 5.00%, 1/1/31  1,000 1,041

T. ROWE PRICE Short-Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Texas Municipal Gas Acquisition & Supply VI, Series A, 5.00%,
3/1/31  350 365
Texas Municipal Gas Acquisition & Supply VI, Series A, 5.00%,
3/1/32  850 888
Texas Private Activity Bond Surface Transportation, LBJ
Infrastructure Group, 4.00%, 12/31/31  3,470 3,500
Texas, Mobility Fund, Series B, GO, VRDN, 2.80%, 10/1/41
(Tender 10/1/30)  8,345 8,231
146,207
UTAH  1.3%
Downtown Revitalization Public Infrastructure Dist., Seg Redev .
Project, Series A, 5.00%, 6/1/30 (4) 700 751
Downtown Revitalization Public Infrastructure Dist., Seg Redev .
Project, Series A, 5.00%, 6/1/31 (4) 1,250 1,357
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/29 (1) 2,000 2,068
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/27 (1) 2,500 2,542
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/29 (1) 1,350 1,420
Salt Lake City Airport, Series A, 5.00%, 7/1/29 (1) 2,000 2,104
Salt Lake City Airport, Series A, 5.00%, 7/1/34 (1) 4,860 4,978
15,220
VIRGINIA  5.1%
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  7,500 7,917
Fairfax County IDA, Inova Health System, Series B-2, VRDN,
5.00%, 5/15/57 (Tender 5/15/30)  5,000 5,315
Fairfax County Redev . & Housing Auth., Dominion Square
North Project, VRDN, 5.00%, 1/1/45 (Tender 1/1/28)  1,125 1,143
Louisa IDA, Virginia Electric & Power Project, Series A, VRDN,
PCR, 3.65%, 11/1/35 (Tender 10/1/27)  3,320 3,345
Louisa IDA, Virginia Electric & Power Project, Series B, VRDN,
PCR, 3.125%, 11/1/35 (Tender 10/1/30)  1,845 1,830
Louisa IDA, Virginia Electric & Power Project, Series C, VRDN,
PCR, 3.80%, 11/1/35 (Tender 5/28/27)  285 287
Lynchburg Economic Dev. Auth., Centra Health Obligated
Group, Series B, 5.00%, 1/1/29  1,000 1,043
Lynchburg Economic Dev. Auth., Centra Health Obligated
Group, Series C, 5.00%, 1/1/32  3,000 3,217
Lynchburg Economic Dev. Auth., Central Health, Series A,
5.00%, 1/1/31  135 136
Norfolk, Series A, GO, 5.00%, 9/1/36  4,595 4,861
Virginia HDA, Series A, 3.00%, 3/1/31  175 172
Virginia HDA, Series A, 3.25%, 9/1/29  870 870
Virginia HDA, Series C, 2.90%, 6/1/31  4,675 4,567
Virginia HDA, Series E, 2.90%, 10/1/29  6,350 6,320

T. ROWE PRICE Short-Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia HDA, Series E, 3.00%, 4/1/29  3,000 3,001
Virginia HDA, Series E, 3.15%, 1/1/31  1,020 1,020
Virginia HDA, Series G-1, 2.55%, 7/1/27  270 269
Virginia HDA, Series G-1, 2.60%, 1/1/28  240 239
Virginia HDA, Series G-1, 2.65%, 7/1/28  170 169
Virginia HDA, Series H, 3.625%, 6/1/29  2,550 2,550
Virginia HDA, Series J-1, 3.55%, 1/1/32  1,485 1,480
Virginia HDA, Series J-1, 3.60%, 7/1/32  1,400 1,394
Virginia Small Business Fin. Auth., Elizabeth River Crossings
Opco Project, 4.00%, 1/1/30 (1) 3,250 3,286
Virginia Small Business Fin. Auth., Elizabeth River Crossings
Opco Project, 4.00%, 7/1/30 (1) 1,030 1,041
Wise County IDA, Electric & Power Project, VRDN, 3.125%,
10/1/40 (Tender 10/1/30)  750 746
Wise County IDA, Virginia Electric & Power, Series A, VRDN,
3.80%, 11/1/40 (Tender 5/28/27)  3,340 3,361
59,579
WASHINGTON  1.8%
King County Public Hosp. Dist. No. 2, Evergreen Health, GO,
5.00%, 12/1/31  1,010 1,091
King County Public Hosp. Dist. No. 2, Evergreen Health, GO,
5.00%, 12/1/33  1,160 1,268
Port of Seattle, Series B, 5.00%, 7/1/29 (1) 6,150 6,439
Port of Seattle, Series B, 5.00%, 4/1/30 (1) 1,600 1,689
Port of Seattle, Series B, 5.00%, 4/1/31 (1) 1,500 1,598
Port of Seattle, Series B, 5.00%, 4/1/32 (1) 1,700 1,825
Seattle Municipal Light & Power Revenue, Series B, VRDN,
2.95%, 8/1/56  1,900 1,900
Washington, Series C, GO, Zero Coupon, 6/1/28 (8) 2,670 2,545
Washington, Series E, GO, 5.00%, 6/1/30  1,385 1,481
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.00%, 7/1/30 (3)(6) 300 316
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.00%, 7/1/31 (3)(6) 500 532
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.00%, 7/1/32 (3)(6) 750 802
21,486
WEST VIRGINIA  0.4%
Ohio County Special Dist. Excise Tax Revenue, Series A,
5.00%, 6/1/27 (4) 300 305
Ohio County Special Dist. Excise Tax Revenue, Series A,
5.00%, 6/1/28 (4) 285 295
Ohio County Special Dist. Excise Tax Revenue, Series A,
5.00%, 6/1/29 (4) 850 892

T. ROWE PRICE Short-Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Ohio County Special Dist. Excise Tax Revenue, Series A,
5.00%, 6/1/33 (4) 475 516
West Virginia Economic Dev. Auth., Appalachian Power Amos
Project, Series A, VRDN, 3.30%, 1/1/41 (Tender 9/1/28) (1) 3,175 3,167
West Virginia Hosp. Fin. Auth., United Health System, 5.00%,
6/1/28  15 15
5,190
WISCONSIN  1.0%
PFA, Kahala Nui Project, 5.00%, 11/15/29  250 263
PFA, Kahala Nui Project, 5.00%, 11/15/30  90 96
PFA, Kawa Fund, Series 1, Class A, VRDN, 3.625%, 6/15/63
(Tender 6/15/31)  1,425 1,405
PFA, Pinecrest Academy, Series A, 4.00%, 7/15/33 (6) 575 567
PFA, Waste Management Project, 2.875%, 5/1/27 (1) 520 518
Wisconsin HEFA, Ascension Health Credit Group, Series A,
5.00%, 11/15/28  25 25
Wisconsin HEFA, Benevolent, 5.00%, 6/1/27  125 126
Wisconsin HEFA, Benevolent, 5.00%, 6/1/28  165 169
Wisconsin HEFA, Benevolent, 5.00%, 6/1/29  200 207
Wisconsin HEFA, Benevolent, 5.00%, 6/1/30  270 282
Wisconsin HEFA, Benevolent, 5.00%, 6/1/31  280 294
Wisconsin HEFA, Benevolent, 5.00%, 6/1/32  340 358
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series A, 2.75%, 9/1/30  1,160 1,141
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series C, 3.25%, 3/1/28  2,850 2,859
Wisconsin Housing & Economic Dev. Auth. Housing Revenue,
Series B, VRDN, 3.10%, 11/1/56 (Tender 11/1/28)  4,040 4,039
12,349
SHORT-TERM INVESTMENTS 0.0%
MONEY MARKET FUNDS  0.0%
T. Rowe Price Government Reserve Fund, 3.72% (9)(10) 1 1
Total Short-Term Investments (Cost $1) 1
Total Investments in Securities
98.9% of Net Assets
(Cost $1,161,000) $ 1,165,493

T. ROWE PRICE Short-Intermediate Municipal Bond Fund

‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) When-issued security
(3) Insured by Build America Mutual Assurance Company
(4) Insured by Assured Guaranty Incorporated
(5) Escrowed to maturity
(6) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $14,324 and represents 1.2% of net assets.
(7) Prerefunded date is used in determining portfolio maturity.
(8) Insured by AMBAC Assurance Corporation
(9) Seven-day yield
(10) Affiliated Companies
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HDA Housing Development Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFC Housing Finance Corporation
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
RAC Revenue Anticipation Certificate
SOFR Secured overnight financing rate
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Short-Intermediate Municipal Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended August 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.72% $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
2/28/26
Purchase
Cost
Sales
Cost
Value
8/31/26
T. Rowe Price Government
Reserve Fund, 3.72% $ 1  ¤  ¤ $ 1^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1.

T. ROWE PRICE Short-Intermediate Municipal Bond Fund
August 31, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $1,161,000) $ 1,165,493
Receivable for investment securities sold 13,064
Interest receivable 12,069
Receivable for shares sold 974
Cash 25
Other assets 57
Total assets 1,191,682
Liabilities
Payable for investment securities purchased 10,460
Payable for shares redeemed 1,978
Investment management fees payable 200
Due to affiliates 43
Other liabilities 1,004
Total liabilities 13,685
Commitments and Contingent Liabilities (note 5)
NET ASSETS $ 1,177,997
Net Assets Consist of:
Total distributable earnings (loss) $ (39,504)
Paid-in capital applicable to 214,511,848 shares of $0.01
par value capital stock outstanding; 1,000,000,000 shares
authorized 1,217,501
NET ASSETS $ 1,177,997
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $442,641; Shares outstanding: 80,619,768) $ 5.49
Advisor Class
(Net assets: $920; Shares outstanding: 168,032) $ 5.48
I Class
(Net assets: $734,436; Shares outstanding: 133,724,048) $ 5.49

T. ROWE PRICE Short-Intermediate Municipal Bond Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/26
Investment Income (Loss)
Interest income $ 21,228
Expenses
Investment management 1,221
Shareholder servicing
Investor Class $ 397
Advisor Class 1
I Class 50 448
Rule 12b-1 fees
Advisor Class 1
Prospectus and shareholder reports
Investor Class 11
I Class 5 16
Proxy and annual meeting 364
Custody and accounting 111
Registration 51
Legal and audit 18
Directors 2
Miscellaneous 10
Waived / paid by Price Associates (209)
Total expenses 2,033
Net investment income 19,195
Realized and Unrealized Gain / Loss –
Net realized gain on securities 3,871
Change in net unrealized gain / loss on securities (27,589)
Net realized and unrealized gain / loss (23,718)
DECREASE IN NET ASSETS FROM OPERATIONS $ (4,523)

T. ROWE PRICE Short-Intermediate Municipal Bond Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
8/31/26
Year
Ended
2/28/26
Increase (Decrease) in Net Assets
Operations
Net investment income $ 19,195 $ 42,031
Net realized gain 3,871 738
Change in net unrealized gain / loss (27,589) 21,961
Increase (decrease) in net assets from operations (4,523) 64,730
Distributions to shareholders
Net earnings
Investor Class (7,155) (19,407)
Advisor Class (13) (25)
I Class (11,853) (22,394)
Decrease in net assets from distributions (19,021) (41,826)
Capital share transactions
*
Shares sold
Investor Class 35,700 124,538
Advisor Class 8 118
I Class 59,508 183,592
Distributions reinvested
Investor Class 6,529 16,982
Advisor Class 13 25
I Class 8,935 17,050
Shares redeemed
Investor Class (214,704) (216,746)
Advisor Class (31) (257)
I Class (74,536) (165,702)
Decrease in net assets from capital share
transactions (178,578) (40,400)

T. ROWE PRICE Short-Intermediate Municipal Bond Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/26
Year
Ended
2/28/26
Net Assets
Decrease during period (202,122) (17,496)
Beginning of period 1,380,119 1,397,615
End of period $ 1,177,997 $ 1,380,119
*Share information (000s)
Shares sold
Investor Class 6,465 22,596
Advisor Class 2 22
I Class 10,781 33,318
Distributions reinvested
Investor Class 1,185 3,077
Advisor Class 2 4
I Class 1,621 3,088
Shares redeemed
Investor Class (38,767) (39,345)
Advisor Class (6) (47)
I Class (13,500) (30,121)
Decrease in shares outstanding (32,217) (7,408)

T. ROWE PRICE Short-Intermediate Municipal Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (the corporation)
is registered under the Investment Company Act of 1940 (the 1940 Act).
The Short-Intermediate Municipal Bond Fund, Inc. (the fund), formerly the
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. is a diversified, open-
end management investment company established by the corporation. The fund seeks to provide, consistent with modest price fluctuation, a high level of income exempt from federal income taxes by investing primarily in short-
and intermediate-term investment-grade municipal securities. The fund has three classes of shares: the Short-Intermediate Municipal Bond Fund, Inc.
(Investor Class), the Short-Intermediate Municipal Bond Fund–Advisor Class
(Advisor Class) and the Short-Intermediate Municipal Bond Fund–I Class
(I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and
I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Short-Intermediate Municipal Bond Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In September 2026, the FASB issued Accounting
Standards Update (ASU) ASU 2026-03, Fair Value Measurement (Topic 820)
– Investment Companies with Equity Securities Subject to Contractual Sale
Restrictions, which requires investment companies within the scope of ASC
946 to consider contractual sale restrictions on the sale of an equity security when measuring the fair value of the security and to disclose the amount of the discount attributable to the contractual sale restriction. The amendments

T. ROWE PRICE Short-Intermediate Municipal Bond Fund

under the ASU are effective for fiscal years beginning after December 15, 2027;
however, early adoption is permitted. Adoption of the guidance is not expected to have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Short-Intermediate Municipal Bond Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.

T. ROWE PRICE Short-Intermediate Municipal Bond Fund

Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement,
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 1,165,492 $ — $ 1,165,492
Short-Term Investments 1 — — 1
Total $ 1 $ 1,165,492 $ — $ 1,165,493

T. ROWE PRICE Short-Intermediate Municipal Bond Fund

the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $323,264,000 and
$498,104,000, respectively, for the six months ended August 31, 2026.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-
end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of February 28, 2026, the fund had
$48,725,000 of available capital loss carryforwards.
At August 31, 2026, the cost of investments (including derivatives, if any)
for federal income tax purposes was $1,161,000,000. Net unrealized gain aggregated $4,493,000 at period-end, of which $8,393,000 related to appreciated investments and $3,900,000 related to depreciated investments.

T. ROWE PRICE Short-Intermediate Municipal Bond Fund

NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.20% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Short-Intermediate Municipal Bond Fund

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended August 31, 2026 as indicated
in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $209,000 remain subject to repayment by the fund at August 31, 2026. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended August 31, 2026, expenses incurred pursuant to these service agreements were $63,000 for Price
Associates and $140,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.55% 0.80% 0.05%
Expense limitation date 04/30/27 04/30/27 04/30/27
(Waived)/repaid during the period ($000s) $— $—
(1)
$(209)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE Short-Intermediate Municipal Bond Fund

of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Treasury Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. Purchases and sales cross trades aggregated $0 and $81,585,000, respectively, with net realized gain of $29,000 for the six months ended
August 31, 2026.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE Short-Intermediate Municipal Bond Fund

NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Short-Intermediate Municipal Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The
Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the
Adviser about various topics and information provided to it by the Adviser. The
Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Short-Intermediate Municipal Bond Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Short-Intermediate Municipal Bond Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee rate for many other T. Rowe Price mutual funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund). Although the fund does not have a group fee rate component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Short-Intermediate Municipal Bond Fund

total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group) and second quintile (Expense Universe), and the fund’s total expenses ranked in the third quintile (Expense Group and Expense Universe). The information provided to the
Board for the fund’s I Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group) and second quintile (Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense
Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business.  The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business.  In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Short-Intermediate Municipal Bond Fund

for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F56-051 10/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 16, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 16, 2026